Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segments
Summary of the company's selected financial information

The following table summarizes the Company’s selected financial information for the year ended December 31, 2023, by segment (in thousands):

	Container vessels	Drybulk vessels
	segment	segment	Other	Total
Operating revenues	$963,192	$10,391	—	$973,583
Voyage expenses	(33,913)	(7,097)	—	(41,010)
Vessel operating expenses	(159,084)	(3,033)	—	(162,117)
Depreciation	(128,097)	(1,190)	—	(129,287)
Amortization of deferred drydocking and special survey costs	(18,663)	—	—	(18,663)
Gain on sale of vessel	1,639	—	—	1,639
Interest income	12,096	37	—	12,133
Interest expenses	(20,463)	—	—	(20,463)
Equity loss on investment	—	—	(3,993)	(3,993)
Net Income/(loss)	$563,279	$(1,910)	$14,930	$576,299

	Container vessels	Drybulk vessels
	segment	segment	Other	Total
Total assets	$3,404,298	$170,539	$86,299	$3,661,136